Subsequent Events (Details) - Shedule of proceeds (Parentheticals)	12 Months Ended
Mar. 31, 2022
Unspent [Member]
Subsequent Events (Details) - Shedule of proceeds (Parentheticals) [Line Items]
Repayment of the outstanding principal and interest percentage	7.00%